Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components of Income Before Provision for Income Taxes
The components of income before provision for income taxes are as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Ireland	$201,221	$184,643	$143,889
United States	11,466	15,436	6,966
Other	87,485	78,771	51,861
Income before provision for income taxes	$300,172	$278,850	$202,716

Components of Provision for Income Taxes
The components of provision for income taxes are as follows:

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Provision for income taxes:
Current tax expense:
Ireland	$22,931	$21,769	$19,562
United States	7,768	684	7,891
Other	5,749	13,701	10,695
Total current tax expense	36,448	36,154	38,148

Deferred tax expense/(benefit):
Ireland	1,284	26	(1,178)
United States	613	2,896	(3,031)
Other	(352)	235	(3,691)
Total deferred tax expense/(benefit)	1,545	3,157	(7,900)

Provision for income taxes	37,993	39,311	30,248

Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(4,332)	(1,905)	(2,404)
Currency impact on long term funding	(396)	3,574	178

Total	$33,265	$40,980	$28,022

Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate
The Company's consolidated reported provision for income taxes differed from the amount that would result from applying the Irish statutory rate as set forth below;

	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2015:12.5%; 2014:12.5%)	$37,522	$34,856	$25,340
Foreign and other income taxed at higher rates	4,642	4,614	3,152
Research & development tax incentives	(907)	(695)	(1,810)
Movement in valuation allowance	1,208	(4,133)	(1,965)
Effects of change in tax rates	576	(16)	543
Increase/(decrease) in unrecognized tax benefits	(1,521)	5,085	2,869
Effects of permanent items	(4,259)	(463)	2,048
Other	732	63	71
Provision for income taxes	$37,993	$39,311	$30,248

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31,	December 31,
	2016	2015
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$979	$1,239
Goodwill	26,617	22,170
Other intangible assets	6,700	5,865
Other	1,441	1,293
Total deferred tax liabilities recognized	35,737	30,567

Deferred tax assets:
Operating loss and tax credits carryforwards	22,705	22,186
Property, plant and equipment	3,121	2,487
Accrued expenses and payments on account	28,904	29,473
Stock compensation	13,062	12,959
Deferred compensation expense	3,327	2,174
Other	15	566
Total deferred tax assets	71,134	69,845
Valuation allowance for deferred tax assets	(20,337)	(17,184)
Deferred tax assets recognized	50,797	52,661
Overall net deferred tax asset	$15,060	$22,094

Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL's	NOL's
	(in thousands)

2017-2018	226	-
2021-2034	34,735	29,049
2035-2036	15,626	21,119

	$50,587	$50,168

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)
Unrecognized tax benefits at start of year	$28,166	$23,201	$5,780

Increase related to acquired tax positions	-	778	14,552
Increase related to prior year tax positions	1,151	1,482	565
Decrease related to prior year tax positions	(2,483)	(315)	(183)
Increase related to current year tax positions	1,104	3,063	3,709
Settlements	(837)	-	(2)
Lapse of statute of limitations	(481)	(43)	(1,220)
Unrecognized tax benefits at end of year	$26,620	$28,166	$23,201